LEGG MASON CASH RESERVE TRUST

               Supplement dated November 5, 2002 to the Statement of Additional Information dated December 21, 2001

         The following information replaces substantially similar information in the section titled "Management of the Fund" beginning on Page 12 of the Statement of Additional Information ("SAI"). You should retain this Supplement with your SAI for future reference.

                                    * * * * *

         Under applicable law, the Board of Trustees is responsible for management of the fund and provides broad supervision over its affairs. The fund's officers manage the day-to-day operations of the fund under the general direction of the fund's Board of Trustees.

         The standing committees of the Board of Trustees include an Audit Committee and a Nominating Committee. All trustees who are not interested persons of the fund, as defined in the 1940 Act, are members of the Audit and Nominating Committees.

         The Audit Committee meets annually with the fund's independent auditors and officers to review accounting principles used by the fund, the adequacy of internal controls, the responsibilities and fees of the independent auditors, and other matters. The Nominating Committee meets periodically to review and nominate candidates for positions as independent trustees and to fill vacancies on the Board of Trustees. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met one time and the Nominating Committee met one time.

         The table below provides information about the fund's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of      Number of
                                              Office and      Funds in
                             Position(s)       Length of    Fund Complex  Other Directorships
      Name and Age          Held With the     Time Served     Overseen            Held                 Principal Occupation(s)
                                 Fund             (1)                                                During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G.        Trustee           Since 1996     Director/     None                  Retired.  Trustee of Pacor
Age 75                                                      Trustee of                          Settlement Trust, Inc. since 1990.
                                                            all Legg                            Formerly: Director of CSS
                                                            Mason funds                         Industries, Inc. (diversified
                                                            consisting                          holding company that makes seasonal
                                                            of 23                               decorative products); Senior Vice
                                                            portfolios.                         President, Chief Financial Officer
                                                                                                and Director of PECO Energy Co.,
                                                                                                Inc. (now Exelon Corporation).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of      Number of
                                              Office and      Funds in
                             Position(s)       Length of    Fund Complex  Other Directorships
      Name and Age          Held With the     Time Served     Overseen            Held                 Principal Occupation(s)
                                 Fund             (1)                                                During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.          Trustee           Since 1988     Director/     None                  Director of The Brooklyn Museum of
Age 58                                                      Trustee of                          Art since 1997.  Formerly: Director
                                                            all Legg                            of The Baltimore Museum of Art
                                                            Mason funds                         (1979-1997).
                                                            consisting
                                                            of 23
                                                            portfolios.
------------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.        Trustee           Since 2002     Director/     None                  Retired.  Director of The Family
Age 46                                                      Trustee of                          Learning Centre (non-profit) since
                                                            all Legg                            1996; Director of Bermuda SMARTRISK
                                                            Mason funds                         (non-profit) since 2001.  Formerly:
                                                            consisting                          Chief Investment Officer of ACE
                                                            of 23                               Limited (insurance).
                                                            portfolios.
------------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.          Trustee           Since 1989     Director/     None                  Chief Executive Officer of The
Age 58                                                      Trustee of                          Marrow Foundation since 1993.
                                                            all Legg                            Formerly: Executive Director of the
                                                            Mason funds                         Baltimore International Festival
                                                            consisting                          (1991 - 1993); Senior Assistant to
                                                            of 23                               the President of The Johns Hopkins
                                                            portfolios.                         University (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.         Trustee           Since 2002     Director/     None                  Retired.  Director of Maryland
Age 60                                                      Trustee of                          Business Roundtable for Education
                                                            all Legg                            (non-profit); Director of University
                                                            Mason funds                         of Maryland Foundation (non-profit);
                                                            consisting                          Director of University of Maryland
                                                            of 23                               College Park Foundation (non-profit)
                                                            portfolios.                         since 1998.  Formerly:  Partner,
                                                                                                KPMG LLP (international accounting
                                                                                                firm).
------------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter          Trustee           Since 1999     Director/     Director of the       Trustee of Colgate University and
Age 56                                                      Trustee of    Royce Family of       President of Hill House, Inc.
                                                            all Legg      Funds consisting of   (residential home care).  Formerly:
                                                            Mason funds   17 portfolios;        Managing Director, Equity Capital
                                                            consisting    Director of           Markets Group of Merrill Lynch & Co.
                                                            of 23         Renaissance Capital   (1971-1999).
                                                            portfolios.   Greenwich Funds;
                                                                          Director of
                                                                          Pinnacle Holdings,
                                                                          Inc. (wireless
                                                                          communications).
------------------------------------------------------------------------------------------------------------------------------------

                                       2

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of      Number of
                                              Office and      Funds in
                             Position(s)       Length of    Fund Complex  Other Directorships
      Name and Age          Held With the     Time Served     Overseen            Held                 Principal Occupation(s)
                                 Fund             (1)                                                During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford             Trustee           Since 2002     Director/     None                  Consultant, Rowan & Blewitt Inc.
Age 59                                                      Trustee of                          (management consulting); Adjunct
                                                            all Legg                            Professor, George Washington
                                                            Mason funds                         University since 2000; Director of
                                                            consisting                          Santa Fe Institute (scientific
                                                            of 23                               research institute) since 1999 and
                                                            portfolios.                         Annapolis Center for Science-Based
                                                                                                Public Policy since 1995.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.        Chairman and      Since 1988     Chairman      None                  Director and/or officer of various
Age 63                     Trustee                          and                                 Legg Mason affiliates.  Formerly:
                                                            Director/                           Vice Chairman and Director of Legg
                                                            Trustee of                          Mason, Inc. and Legg Mason Wood
                                                            all Legg                            Walker, Incorporated; Director of
                                                            Mason funds                         Legg Mason Fund Adviser, Inc. and
                                                            consisting                          Western Asset Management Company
                                                            of 23                               (each a registered investment
                                                            portfolios.                         adviser).
------------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R. (2)       President and     President      Director/     Director of the       Executive Vice President of Legg
Age 47                     Trustee           since 2001;    Trustee of    Royce Family of       Mason, Inc., director and/or officer
                                             Trustee        all Legg      Funds consisting of   of various other Legg Mason
                                             since 2002.    Mason funds   17 portfolios.        affiliates since 2000.  Formerly:
                                                            consisting                          Division President and Senior
                                                            of 23                               Officer of Prudential Financial
                                                            portfolios.                         Group, Inc. and related companies,
                                                                                                including fund boards and consulting
                                                                                                services to subsidiary companies
                                                                                                from 1991 to 2000; Partner,
                                                                                                Greenwich Associates; Vice
                                                                                                President, T. Rowe Price Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R. (2)         Vice President    Since 2000     Vice          None                  Vice President and Secretary of Legg
Age 44                     and Secretary                    President                           Mason Fund Adviser, Inc. since 2000;
                                                            and                                 Associate General Counsel of Legg
                                                            Secretary                           Mason Wood Walker, Incorporated
                                                            of all Legg                         since 1999.  Formerly: Senior
                                                            Mason funds                         Associate, Kirkpatrick & Lockhart
                                                            consisting                          LLP (1996 -1999); Senior Counsel,
                                                            of 23                               Securities and Exchange Commission,
                                                            portfolios.                         Division of Investment Management
                                                                                                (1989 -1995).
------------------------------------------------------------------------------------------------------------------------------------

                                       3

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of      Number of
                                              Office and      Funds in
                             Position(s)       Length of    Fund Complex  Other Directorships
      Name and Age          Held With the     Time Served     Overseen            Held                 Principal Occupation(s)
                                 Fund             (1)                                                During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------

Karpinski, Marie K.        Vice President    Since 1988     Vice          None                  Vice President and Treasurer of Legg
Age 53 (2)                 and Treasurer                    President                           Mason Fund Adviser, Inc. and Western
                                                            and                                 Asset Funds, Inc.; Treasurer of
                                                            Treasurer                           Pacific American Income Shares, Inc.
                                                            of all Legg                         and Western Asset Premier Bond Fund.
                                                            Mason funds
                                                            consisting
                                                            of 23
                                                            portfolios.
------------------------------------------------------------------------------------------------------------------------------------

(1)      Officers  of  the  fund  serve  one-year   terms,   subject  to  annual
         reappointment by the Board of Trustees. Trustee of the fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

(2)      Officers of the fund are interested persons as defined in the 1940 Act.

         Mr. Curley and Mr. Fetting are considered to be interested persons of the fund, as defined in the 1940 Act, on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company.

         The following table shows each trustee's ownership of shares of the fund and of all the Legg Mason funds served by the trustee as of December 31, 2001:

--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                            Dollar Range of Equity           Shares in the
Name of Trustee          Securities in Legg Mason Cash       Legg Mason Funds
                                Reserve Trust              Owned by Trustees
--------------------------------------------------------------------------------
John F. Curley Jr.               $1 - $10,000                Over $100,000
--------------------------------------------------------------------------------
Mark R. Fetting *                    None                         None
--------------------------------------------------------------------------------
Richard G. Gilmore                   None                    Over $100,000
--------------------------------------------------------------------------------
Arnold L. Lehman              $50,001 - $100,000             Over $100,000
--------------------------------------------------------------------------------
Robin J.W. Masters                   None                         None
--------------------------------------------------------------------------------
Jill E. McGovern              $10,001 - $50,000              Over $100,000
--------------------------------------------------------------------------------
Arthur S. Mehlman                    None                         None
--------------------------------------------------------------------------------
G. Peter O'Brien                     None                    Over $100,000
--------------------------------------------------------------------------------
S. Ford Rowan *                      None                         None
--------------------------------------------------------------------------------

* As of August 9, 2002, the aggregate dollar range of Mr. Fetting's and Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

         Officers and trustees who are interested persons of the fund as defined in the 1940 Act receive no salary or fees from the fund. Each trustee who is not an interested person of the fund ("Independent Trustees") receives an annual retainer and a per meeting fee based on the average net assets of the fund as of December 31 of the previous year.

         The following table provides certain information relating to the compensation of the fund's trustees. None of the Legg Mason funds has any retirement plan for its trustees.

================================================================================
                                        Aggregate     Total Compensation From
                                     Compensation      Fund and Fund Complex
Name of Person and Position             From Fund*       Paid to Trustees**
--------------------------------------------------------------------------------
John F. Curley, Jr.
Chairman of the Board and Director            None                    None
--------------------------------------------------------------------------------
Mark R. Fetting ****
Director                                      None                    None
--------------------------------------------------------------------------------
Richard G. Gilmore
Director                                    $3,600                 $43,800
--------------------------------------------------------------------------------
Arnold L. Lehman
Director                                    $3,600                 $43,800
--------------------------------------------------------------------------------
Robin J.W. Masters ****
Director                                      None                    None
--------------------------------------------------------------------------------
Jill E. McGovern
Director                                    $3,600                 $43,800
--------------------------------------------------------------------------------
Arthur S. Mehlman ****
Director                                      None                    None
--------------------------------------------------------------------------------
G. Peter O'Brien ***
Director                                    $3,600                 $47,975
--------------------------------------------------------------------------------
S. Ford Rowan ****
Director                                      None                    None
================================================================================

* Represents compensation paid to each trustee for the fiscal year ended August 31, 2001.

** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds, consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

****  Elected to the board of the fund on October 24, 2002.


                                       5